Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 19: LEASES

Company as a lessee

The Company has lease contracts for land and offices used in its operations. Leases of land generally have an average lease term of 45 years with extension option attached, while office lease agreements generally have lease terms between 0.5 and 2.8 years.

The Company also has certain leases of offices with lease terms of 12 months or less and leases of photo copy machines with low value. The Company applies the “short-term lease” and “lease of low-value assets” recognition exemptions for these leases.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Land	Office buildings	Total right of use assets
Balance as at January 1, 2018	7,227	1,726	8,953
Additions	-	471	471
Depreciation expense	(149)	(654)	(803)
Balance as at December 31, 2018	7,078	1,543	8,621
Additions	-	225	225
Depreciation expense	(149)	(643)	(792)
Balance as at December 31, 2019	6,929	1,125	8,054
Depreciation expense	(149)	(630)	(779)
Balance as at December 31, 2020	6,780	495	7,275

An analysis of the lease liabilities is as follows:

	2020	2019	2018
At January 1,	8,551	8,979	9,148
Additions	-	224	472
Accretion of interest	606	654	668
Payments	(1,301)	(1,306)	(1,309)
At December 31,	7,856	8,551	8,979
Current	911	1,300	1,308
Non-current	6,945	7,251	7,671

The maturity table of the undiscounted cash flows of the lease liabilities is presented below:

	Less than 1 year	Between 1 and 5 years	Over 5 years	Total
Lease Liability	911	2,406	22,446	25,763

The table below presents the Company’s fixed and variable lease payments for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Fixed lease payments	1,301	1,306	1,309
Variable lease payments	982	1,207	751
Total	2,283	2,513	2,060

The table below presents the components of the Company’s lease expense for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Depreciation expense of right-of-use assets	779	792	803
Finance expense on lease liabilities	606	654	668
Expense relating to short-term leases	6,587	3,865	114
	7,972	5,311	1,585

The Company had total cash outflows for leases of $7,888 in 2020 ($5,171 in 2019 and $1,423 in 2018). The Company also had non-cash additions to right-of-use assets and lease liabilities of nil in 2020 ($225 in 2019 and $471 in 2018).

The Company has certain lease contracts that include extension options. Management exercises judgment in determining whether these extension options are reasonably certain to be exercised, see Note 2(y).

Company as a lessor

The Company through its subsidiaries entered into time charter agreements with aggregate hire receivables (contracted revenues), comprising lease revenue and service revenue. There are no significant variable lease payments in relation to these agreements. At the end of the reporting period, undiscounted lease receipts and the transaction price allocated to the remaining service performance obligations, from the inception date, over the lease term, were as follows:

Amount
2021	$ 41,943
2022	26,591
2023	18,638
2024	11,058
2025	11,027
2026 and thereafter	-
Total	$ 109,257

In February 2017, two self-propelled barges of the Company’s fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. The sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option, at no cost, at the end of the lease period.

Future minimum collections of net investment in the lease as of December 31, 2020, are as follows:

Collections Due by Period	December 31, 2020
December 31, 2021	$128
December 31, 2022	40
December 31, 2023	169

Total future minimum net investment in the lease collections	337
Less: amount representing interest	(37)

Present value of future minimum net investment in the lease collections (1)	$300

(1)Reflected in the balance sheet as net investment in the lease current and non-current.